Credit Quality Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 1,051,090	$ 1,052,728
Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	742,474	745,634
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	430,575	449,812
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	298,320	285,660
Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	13,579	10,162
Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	251,967	254,340
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	118,466	137,578
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	45,669	28,615
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,386	18,442
Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	66,446	69,705
Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	56,649	52,754
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	51,093	44,284
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,692	6,354
Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,864	2,116
Not Rated
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	118,466	137,578
Not Rated | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	118,466	137,578
Not Rated | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	118,466	137,578
Not Rated | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	891,804	866,062
Pass | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	706,393	702,475
Pass | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	423,134	441,646
Pass | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	269,680	250,667
Pass | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	13,579	10,162
Pass | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	128,890	111,016
Pass | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	45,669	28,615
Pass | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,386	18,442
Pass | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	61,835	63,959
Pass | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	56,521	52,571
Pass | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	50,965	44,117
Pass | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,692	6,338
Pass | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,864	2,116
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,254	21,955
Special Mention | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,488	19,659
Special Mention | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,430	1,296
Special Mention | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	17,058	18,363
Special Mention | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,709	2,230
Special Mention | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,709	2,230
Special Mention | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	57	66
Special Mention | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	57	66
Special Mention | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	19,566	27,133
Substandard | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	17,593	23,500
Substandard | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,011	6,870
Substandard | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	11,582	16,630
Substandard | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,902	3,516
Substandard | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,902	3,516
Substandard | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	71	117
Substandard | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	71	101
Substandard | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	16
Substandard | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0